Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Beginning balance	$ 16,986	$ 12,400	$ 20,332
Increase	17,621	5,767	4,711
Cancelation			(12,643)
Write-off	(1,133)	(1,181)
Ending balance	$ 33,474	$ 16,986	$ 12,400